Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Nov. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Not applicable as the Company’s current fiscal year ended November 30, 2024